Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Schedule Of Changes In The Amount Of Accumulated Other Comprehensive Loss

	Foreign currency translation effects	Unrealized gains (losses) on derivative instruments, net of tax	Unrecognized pension obligations, net of tax	Total
Balance January 1, 2010	(64,240)	(123)	(391)	(64,754)
Foreign currency translation effect on translation of foreign operations	30,553	—	(87)	30,466
Increase in fair value of derivative instruments, net of tax	—	136	—	136
Actuarial loss	—	—	(87)	(87)

Total change in accumulated other comprehensive loss	30,553	136	(174)	30,515

Balance December 31, 2010	(33,687)	13	(565)	(34,239)
Foreign currency translation effect on translation of foreign operations	13,357	—	—	13,357
Increase in fair value of derivative instruments, net of tax	—	(13)	—	(13)
Actuarial loss	—	—	744	744

Total change in accumulated other comprehensive loss	13,357	(13)	744	14,088

Balance December 31, 2011	(20,330)	—	179	(20,151)